Notes Payable - Additional Information (Detail) (USD $)	1 Months Ended				1 Months Ended		3 Months Ended		12 Months Ended				1 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended
	Sep. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Jul. 01, 2011	Jan. 31, 2011 International Electronic Devices, Inc	Sep. 30, 2010 International Electronic Devices, Inc	Mar. 31, 2011 International Electronic Devices, Inc	Dec. 31, 2010 International Electronic Devices, Inc	Dec. 31, 2012 International Electronic Devices, Inc	Dec. 31, 2010 International Electronic Devices, Inc	Dec. 31, 2012 Convertible notes payable	Jul. 31, 2011 Convertible notes payable	Feb. 29, 2012 Notes Payable Maturities 2018	Dec. 31, 2012 Notes Payable Maturities 2018	Aug. 31, 2010 Commerce Bank Of Oregon	Dec. 31, 2008 Commerce Bank Of Oregon	Dec. 31, 2012 Commerce Bank Of Oregon	Dec. 31, 2011 Commerce Bank Of Oregon	Feb. 29, 2012 Wells Fargo Bank National Association	Aug. 31, 2010 Wells Fargo Bank National Association	Dec. 31, 2012 Wells Fargo Bank National Association	Dec. 31, 2011 Wells Fargo Bank National Association
Notes Payable Convertible Notes Payable and Convertible Notes Payable Related Parties [Line Items]
Secured long term debt																	$ 0	$ 0			$ 0	$ 4,000,000
Debt instrument maturity term																3 years
Debt instrument interest rate terms																Prime rate less 0.50				three month LIBOR plus 4.00
Short-term loan															4,000,000					4,000,000
Convertible debt				35,000
Short-term debt, refinanced, amount															4,000,000
Debt maturity date	May 15, 2018					May 15, 2018														Jul. 31, 2012
Repayments of long-term debt																			4,000,000
Proceeds from related party debt									14,000,000
Debt periodic payment									30,000	200,000
Debt instrument, interest rate during period									1.70%
Debt instrument annual success fees percentage									2.30%
Debt instrument forgiveness principal						1,588,063
Debt instrument forgiveness interest						724,729
Debt instrument, decrease, forgiveness	1,588,063					2,312,792
Debt instrument, annual principal payment						1,500,000
Debt instrument, periodic payment, principal					300,000		192,508	1,200,000		1,200,000
Debt instrument additional principal payment agreed					300,000		192,508
Debt principal payment													3,000,000
Long-term Debt, Current Maturities									0
Long term notes payable, related party, net of current portion due		7,303,683	10,303,683											7,303,683
Debt, face amount		$ 35,000	$ 0						$ 14,000,000		$ 0	$ 35,000
Interest accrues rate				6.00%								6.00%
Convertible, conversion price				$ 5.10				$ 6		$ 6		$ 5.1